Basis of presentation and material accounting policies	12 Months Ended
Dec. 31, 2025
Basis of presentation and material accounting policies
Basis of presentation and material accounting policies

2.Basis of presentation and material accounting policies

2.1Basis of presentation

These consolidated financial statements as at and for the years ended December 31, 2025, and 2024 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").

The consolidated financial statements have been prepared using the accrual basis of accounting at historical cost except for derivative financial instruments and assets held for sale which are measured at fair value.

The consolidated financial statements are presented in thousands of US dollars, unless otherwise stated.

These consolidated financial statements were approved and authorized for issue by the Board of Directors on March 26, 2026.

2.2Change in functional and presentation currency

Effective January 1, 2025, Satellos Bioscience Inc. adopted the United States dollar (“USD”) as its functional currency. Prior to this date, the functional currency was the Canadian dollar (“CAD”). The change in the functional currency from CAD to USD was made to more closely reflect the primary economic environment in which the Company currently operates. As a result of the advancement of the Company’s development programs, the Company incurred and anticipated incurring the majority of future operating costs including research and development costs primarily in USD. On January 1, 2025, the change in functional currency resulted in the assets and liabilities of the Company as of December 31, 2024 being translated into USD using the exchange rate in effect on that date, and equity transactions were translated at historical rates. The change in functional currency was applied prospectively from January 1, 2025.

During the year ended December 31, 2025, the Company also changed its presentation currency from CAD to USD. The change in presentation currency was made to better reflect the Company’s business activities and to improve investors’ ability to compare the Company’s financial results with other publicly traded businesses in the industry. In making the change to a USD presentation currency, the Company followed the guidance in IAS 21, the Effects of Changes in Foreign Exchange Rates and has applied the change retrospectively as if the new presentation currency had always been the Company’s presentation currency. In accordance with IAS 21, the consolidated financial statements for all the years presented have been translated to the new USD presentation currency. For comparative balances, assets and liabilities have been translated into the presentation currency at the rate of exchange prevailing at the reporting date, or at the exchange rate prevailing at the date of the transactions. Exchange rate differences arising on translation are taken to other comprehensive loss. The Company has presented the effects of the change in the presentation currency, see note 19.

2.3Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are consolidated from the date at which control is determined to have occurred and are deconsolidated from the date that the Company no longer controls the entity. Intercompany transactions, balances, and gains and losses on transactions between subsidiaries are eliminated.

2.4Summary of material accounting policies

Cash and cash equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest-bearing securities with maturities at the date of purchase of three months or less. Cash and cash equivalents are held or invested at financial institutions including Canadian chartered banks and financial service firms. Interest income earned is recognized in the consolidated statements of loss and comprehensive loss in finance income.

Functional and presentation currency

The Company has a functional currency of USD and the functional currency of each subsidiary is determined based on facts and circumstances relevant for each subsidiary. For subsidiaries that have a functional currency different from the Company’s presentation currency of USD, the assets and liabilities are translated at the closing rate at the date of the consolidated statement of financial position and income and expenses are translated at the exchange rates at the dates of the transactions. All resulting changes are recognized in other comprehensive loss as foreign currency translation adjustments.

Current and deferred income taxes

The Company follows the liability method of accounting for income taxes. Under this method, current income taxes are recognized for the estimated income taxes payable for the current period. Deferred income tax assets and liabilities are recognized in the current period for temporary differences between the tax and accounting bases of assets and liabilities as well as for the benefit of losses available to be carried forward to future years for tax purposes. Deferred tax assets are only recognized to the extent that it is considered probable that they will be realized. Deferred income tax assets and liabilities are measured using substantively enacted tax rates and laws expected to apply in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in operations in the period that includes the substantive enactment.

Financial instruments

Classification and Measurement of Financial Instruments

At initial recognition, financial instruments are recorded at fair value. For financial instruments not measured at fair value through profit or loss, transaction costs directly attributable to their acquisition are included in the carrying amount. Transaction costs related to financial instruments measured at fair value through profit or loss are expensed as incurred.

Subsequent measurement of financial assets depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories in which the Company could classify its financial instruments:

●	Amortized cost: Financial assets held to collect contractual cash flows, where those cash flows solely represent payments of principal and interest, are measured at amortized cost. Interest income is recognized using the effective interest rate method in the consolidated statements of loss and comprehensive loss.
●	Fair value through other comprehensive income (FVOCI): Financial assets held for both collecting contractual cash flows and for selling, where the cash flows solely represent payments of principal and interest, are measured at FVOCI. Changes in fair value are recorded in other comprehensive income, except for impairment gains or losses, interest income, and foreign exchange gains and losses, which are recognized in the consolidated statements of loss and comprehensive loss.
●	Fair value through profit or loss (FVTPL): Financial instruments that do not meet the criteria for measurement at amortized cost or FVOCI are measured at FVTPL. Changes in fair value are recognized in net loss in the period in which they arise and presented net in the consolidated statements of loss and comprehensive loss, except when the instrument is designated as part of a hedging relationship.

The Company’s financial assets and liabilities are subsequently measured at amortized cost using the effective interest rate method except for derivative financial instruments and investments which are measured at FVTPL.

The Company applies the expected credit loss (“ECL”) model under IFRS 9 to financial assets measured at amortized cost. For short-term investments, the Company applies the low credit risk practical expedient, as these balances are held with counterparties that meet the Company’s minimum credit rating requirements and are considered to have low credit risk at the reporting date. Accordingly, no significant increase in credit risk is recognized and the Company measures expected credit losses on a 12-month basis (Stage 1). The resulting ECL is assessed as immaterial.

Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that a non-financial asset may be impaired. If such an indication exists, or if annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount as the higher of its fair value less costs of disposal or its value in use. When the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Impairment losses are recognized in the consolidated statements of loss and comprehensive loss.

At each reporting date, the Company assesses whether previously recognized impairments should be reversed based on updated assumptions. Any reversal is limited to the asset’s recoverable amount and cannot exceed its historical carrying value net of amortization or depreciation.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses.

The useful lives of intangible assets are assessed as either finite or indefinite.

Research and development

Expenditures on research and development activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred. Research and development expenses include all direct and indirect operating expenses supporting the products in development and clinical trials. The Company outsources a significant portion of its research and development activities to third-party contract service providers. Third-party costs include those related to preclinical research, clinical trial activities and product manufacturing. Clinical trial activities expenses include investigator fees, clinical site costs, contract research organization fees and other related costs. The amount of expense recognized in a period for third-party contract service providers is based on the work performed using the accrual basis of accounting. The Company’s third-party contract service organizations provide information of services performed to allow the Company to determine the appropriate accrual at period end.

Research and development tax credits receivable

The Company is entitled to certain refundable research and development tax credits (“R&D credits”) for qualified scientific research and experimental development. These R&D credits are recorded as a reduction in the related expenditures when there is reasonable assurance that such credits will be realized. R&D credits that are related to capitalized expenditures are recognized in the consolidated statements of financial position as a reduction to the asset that the tax credit relates.

Share capital

Common Shares and pre-funded common share purchase warrants (“Pre-Funded Warrants”) are classified as equity. Incremental costs directly attributable to the issuance of Common Shares and Pre-Funded Warrants are recognized as a deduction from shareholders’ equity.

Stock-based compensation

The Company grants stock options to directors, officers, employees, consultants and advisors as consideration for work or services performed. The Company used the Black-Scholes option pricing model to estimate the fair value of each stock option on the grant date. Stock option expense is recognized over the vesting period using the graded vesting method by increasing contributed surplus based on the number of stock options expected to vest.

Loss per share

Basic and diluted loss per share is calculated by dividing net loss for the year attributable to the Company by the weighted average number of shares outstanding.

The Company applies the two-class method for computing loss per share, as it has outstanding Pre-Funded Warrants that are classified as equity and carry contractual rights to participate in dividends and other distributions to common shareholders on an as if-exercised basis. Under the two-class method, net profit or loss in each period is allocated between Common Shares and Pre-Funded Warrants based on their respective rights to receive dividends and share in undistributed earnings. The Pre-Funded Warrants are not included in the weighted-average number of Common Shares outstanding for purposes of basic loss per share, as they have not been exercised and the issuance of Common Shares upon exercise remains at the holder's option.

Losses are not allocated to the Pre-Funded Warrants in determining earnings per share in accordance with the Company’s accounting policy. Accordingly, in periods in which the Company reports a net loss and no dividends are declared, the entire net loss is attributed to common shareholders for purposes of computing basic loss per share. Basic loss per share for Pre-Funded Warrants is based on nil net income for the year ended December 31, 2025 and 2024.

For diluted loss per share, the effect of potentially dilutive securities including stock options, are excluded when the Company is in a net loss position, as their inclusion would reduce the net loss per share and would therefore be anti-dilutive.

2.5New and amended standards and interpretations

a)New standards, amendments and interpretations issued but not yet effective

At the date of authorization of these consolidated financial statements, the Company had not applied the following new and revised IFRS Accounting Standards that are not yet effective.

Amendments to IFRS 9, Financial instruments and IFRS 7, Financial instruments: Disclosures

The IASB has issued classification and measurement and disclosure amendments to IFRS 9 and IFRS 7 with an effective date for years beginning on or after January 1, 2026 with earlier application permitted. The amendments clarify the date of recognition and derecognition of some financial assets and liabilities and introduce a new exception for some financial liabilities settled through an electronic payment system. Other changes include a clarification of the requirements when assessing whether a financial asset meets the solely payments of principal and interest criteria and new disclosures for certain instruments with contractual terms that can change cash flows (including instruments where cash flows changes are linked to environment, social or governance (ESG) targets).

The Company has reviewed the amendments and assessed their potential impact on its consolidated financial statements. Based on its current financial instruments, which consist primarily of cash and cash equivalents, short-term investments and accounts payable and accrued liabilities. The Company does not expect a significant impact from the adoption of these amendments and intends on adopting the exception for certain financial liabilities settled through an electronic payment system.

New accounting standard IFRS 18, Presentation and disclosure in financial statements

IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18) will provide new presentation and disclosure requirements and replace IAS 1, Presentation of Financial Statements. IFRS 18 introduces changes to the structure of the income statement; provides required disclosures in financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and provides enhanced principles on aggregation and disaggregation in financial statements. Many other existing principles in IAS 1 have been maintained. IFRS 18 is effective for years beginning on or after January 1, 2027, with earlier application permitted.

The Company is currently evaluating the potential impact of this standard on its consolidated financial statements and disclosures.

2.6Use of judgements and estimates

The preparation of consolidated financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates, and assumptions that affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Management has applied significant judgements, estimates and assumptions to the following:

a)Research and development expense estimates

The Company records research and development expenses based on estimates of services performed and costs incurred by contract research organizations, contract manufacturing organizations, clinical trial sites, and other third-party vendors. These estimates include accrued expenses and prepayments for research and development activities. As vendors may invoice in arrears or in advance, management estimates the costs incurred but not yet invoiced at each reporting date. Estimates are based on factors such as project progress, service reports, milestones, and contract terms. Due to the nature of these arrangements, significant judgment is required in determining the completeness of accruals and prepayments, and actual amounts may differ from management’s estimates.

b)Impairment of intangible assets

Impairment exists when the carrying value of an asset or cash generating units (“CGUs”) exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. During the year ended December 31, 2024, management determined that it was no longer likely that the sale of AmpB would be completed. The Company recognized an impairment of $2,905 to fully write down the remaining carrying value of the intangible asset. The factor leading to this impairment was the lack of financing obtained by NW Micelle Therapeutics Inc. (“NWMT”) to advance the technology. On October 7, 2024, the Company exercised its Put Option, and NW Pharmatech Limited (“NWPT”) did not fulfil their obligations under the terms of the agreement. On July 29, 2025, the Company completed the sale of AmpB, to Natural Works Trading Limited.